RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related party transaction
Amount due from related parties	¥ 178		¥ 182		$ 27
Due to related party	132		95
Loan payment	15	$ 2	87	¥ 7
Loan from related party				103
Sheen Star
Related party transaction
Amount due from related parties	52		52
Sheen Star | Service fee
Related party transaction
Revenue from related parties	4		4	2
Sheen Star | Interest income
Related party transaction
Interest income from related party	1		8
CREATER | Interest income
Related party transaction
Interest income from related party			6	10
Zhuchuang
Related party transaction
Amount due from related parties	27		27
Trip.com
Related party transaction
Amount due from related parties	22		16
Due to related party	48		33
Trip.com | Marketing and training fee
Related party transaction
Revenue from related parties	66		41	12
Trip.com | Commission expenses
Related party transaction
Expenses with related parties	78		72	61
Trip.com | Lease expenses
Related party transaction
Expenses with related parties	18		18	18
China Hospitality JV
Related party transaction
Due to related party			25
China Hospitality JV | Service fee
Related party transaction
Revenue from related parties	1		6	10
China Hospitality JV | Early termination compensation
Related party transaction
Expenses with related parties	26
Cjia Group
Related party transaction
Amount due from related parties	22		16
Due to related party	42		17
Loan from related party				103
Cjia Group | Service fee
Related party transaction
Expenses with related parties	17		6
Cjia Group | Goods sold and service provided
Related party transaction
Revenue from related parties	18		21	30
Cjia Group | Sublease Income
Related party transaction
Revenue from related parties	9		14
Cjia Group | Early termination compensation
Related party transaction
Expenses with related parties	8
Cjia Group | Purchase of property, plant and equipment
Related party transaction
Expenses with related parties	11
Huali Jinshi
Related party transaction
Due to related party	29		9
Huali Jinshi | Service fee
Related party transaction
Expenses with related parties	41		99	1
Accor
Related party transaction
Amount due from related parties	1		1
Due to related party	8		11
Accor | Service fee
Related party transaction
Revenue from related parties	3		9	14
Accor | Brand use fee, reservation fee and other related service fee
Related party transaction
Expenses with related parties	17		28	¥ 18
Lianquan
Related party transaction
Amount due from related parties	58		50
Loan payment			32
Lianquan | Sublease Income
Related party transaction
Revenue from related parties	12		7
Others
Related party transaction
Amount due from related parties	14		20
Due to related party	5		0
Allowance for expected credit losses
Related party transaction
Amount due from related parties	18
Smart Lodging
Related party transaction
Loan payment			¥ 30
ASU 2016-13
Related party transaction
Credit allowance	¥ 18